UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              March 31, 2012
-----------------------------------------------

Check here if Amendment  [ ];  Amendment Number:
   This Amendment (Check only one.) :

                                [ ]  is a restatement.
                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
-----------------------------------------------------

Name:                    Daiwa SB Investments Ltd.
Address:                 2-1 KASUMIGASEKI 3-CHOME, CHIYODA-KU
                         TOKYO JAPAN 100-0013
Form 13F File Number:    28-13129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
-----------------------------------------------------------

Name:             Katsuhiko Ishikawa
Title:            Executive Officer
Phone:            81-3-6205-0382

Signature, Place, and Date of Signing:

/s/ Katsuhiko Ishikawa        Chiyoda-ku, Tokyo Japan         April 27, 2012
----------------------        -----------------------         ------------------
[Signature]                    [City, State]                   [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NA

Form 13F Information Table Entry Total:   138 Items

Form 13F Information Table Value Total:   $839,892 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number           Name
----      ---------------           ----

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3   COLUMN 4    COLUMN 5          COLUMN6    COLUMN 7  COLUMN 8
=============                 ==============    ========   =========   ================  ========== ========  ==================
                                                           VALUE       SHRS OR SH/ PUT/  INVESTMENT OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT PRN CALL  DISCRETION MANAGERS  Sole  Shared None
==============                ==============    ======     =========   ======= === ====  ========== ========  ===== ====== =====
ACE LTD                          SHS            H0023R105         48       650 SH        SOLE                   650    -      -
ACTIVISION BLIZZARD INC          COM            00507V109         62      4820 SH        SOLE                  4820    -      -
ADOBE SYSTEMS INC                COM            00724F101         45      1310 SH        SOLE                  1310    -      -
AIR PRODUCTS & CHEMICALS INC     COM            009158106         94      1020 SH        SOLE                  1020    -      -
AKAMAI TECHNOLOGIES              COM            00971T101       1733     47215 SH        DEFINED              47215    -      -
ALLSTATE CORP                    COM            020002101        113      3440 SH        SOLE                  3440    -      -
AMAZON.COM INC                   COM            023135106       3149     15549 SH        DEFINED              15549    -      -
AMERICAN ELECTRIC POWER INC      COM            025537101         42      1100 SH        SOLE                  1100    -      -
AMERICAN EXPRESS COMPANY         COM            025816109       1778     30729 SH        DEFINED              30729    -      -
AMERICAN TOWER                   COM            03027X100         76      1200 SH        SOLE                  1200    -      -
AMPHENOL CORP                    CL A           032095101         86      1440 SH        SOLE                  1440    -      -
ANADARKO PETROLEUM CORP          COM            032511107       1215     15505 SH        DEFINED              15505    -      -
APPLE INC                        COM            037833100       7509     12525 SH        DEFINED              12525    -      -
AT&T INC                         COM            00206R102      13485    431796 SH        DEFINED             431796    -      -
AVAGO TECHNOLOGIES LTD           SHS            Y0486S104       4398    112860 SH        DEFINED             112860    -      -
BAIDU INC                        SPON ADR REP A 056752108       5539     38000 SH        SOLE                 38000    -      -
BANK OF AMERICA CORP             COM            060505104      33458   3496090 SH        DEFINED            3496090    -      -
BANK OF NEW YORK MELLON CORP     COM            064058100       1351     55977 SH        DEFINED              55977    -      -
BED BATH & BEYOND INC            COM            075896100       2379     36179 SH        DEFINED              36179    -      -
BIOGEN IDEC INC                  COM            09062X103       2495     19798 SH        DEFINED              19798    -      -
BLACKROCK INC                    COM            09247X101      16658     81300 SH        SOLE                 81300    -      -
BORGWARNER INC                   COM            099724106       2958     35075 SH        DEFINED              35075    -      -
BRISTOL MYERS-SQUIBB             COM            110122108       1457     43172 SH        DEFINED              43172    -      -
BROADCOM CORP                    CL A           111320107       2986     75989 SH        DEFINED              75989    -      -
CELGENE CORP                     COM            151020104         92      1190 SH        SOLE                  1190    -      -
CHESAPEAKE ENERGY CORP           COM            165167107       1458     62918 SH        DEFINED              62918    -      -
CHEVRON CORP                     COM            166764100       3692     34436 SH        DEFINED              34436    -      -
CHUBB CORP                       COM            171232101      13442    194500 SH        SOLE                194500    -      -
CITRIX SYSTEMS INC               COM            177376100       2311     29287 SH        DEFINED              29287    -      -
COCA-COLA CO                     COM            191216100       1796     24265 SH        DEFINED              24265    -      -
COMERICA INC                     COM            200340107       1235     38158 SH        DEFINED              38158    -      -
CONOCOPHILLIPS                   COM            20825C104        185      2440 SH        SOLE                  2440    -      -
CONSOL ENERGY INC                COM            20854P109         41      1200 SH        SOLE                  1200    -      -
CONSOLIDATED EDISON INC          COM            209115104       5147     88100 SH        SOLE                 88100    -      -
CORNING INC.                     COM            219350105       2491    176935 SH        DEFINED             176935    -      -
COVANCE INC                      COM            222816100        146      3060 SH        SOLE                  3060    -      -
CUMMINS INC                      COM            231021106       2820     23492 SH        DEFINED              23492    -      -
DEERE & CO                       COM            244199105      25459    314700 SH        SOLE                314700    -      -
DELL INC                         COM            24702R101         40      2400 SH        SOLE                  2400    -      -
DENBURY RESOURCES INC            COM NEW        247916208        105      5770 SH        SOLE                  5770    -      -
DEVON ENERGY CORPORATION         COM            25179M103       2556     35936 SH        DEFINED              35936    -      -
DIAMOND OFFSHORE DRILLING        COM            25271C102      20435    306141 SH        DEFINED             306141    -      -
DISCOVER FINANCIAL SERVICES      COM            254709108       3230     96874 SH        DEFINED              96874    -      -
DOW CHEMICAL                     COM            260543103      23670    683310 SH        DEFINED             683310    -      -
D R HORTON INC                   COM            23331A109      25455   1678000 SH        SOLE               1678000    -      -
DU PONT (E.I.)DE NEMOURS         COM            263534109      19012    359400 SH        SOLE                359400    -      -
EATON CORP                       COM            278058102      28488    571700 SH        SOLE                571700    -      -
EBAY INC                         COM            278642103       2597     70377 SH        DEFINED              70377    -      -
LILLY ELI & CO                   COM            532457108       1421     35285 SH        DEFINED              35285    -      -
EMERSON ELECTRIC CO              COM            291011104         33       640 SH        SOLE                   640    -      -
EQUITY RESIDENTIAL               SH BEN INT     29476L107         58       930 SH        SOLE                   930    -      -
EXPRESS SCRIPTS HOLDING CO       COM            302182100        270      4980 SH        SOLE                  4980    -      -
EXXON MOBIL CORPORATION          COM            30231G102        363      4180 SH        SOLE                  4180    -      -
F5 NETWORKS INC                  COM            315616102       4599     34080 SH        DEFINED              34080    -      -
FIDELITY NATIONAL                CL A           31620R105        266     14773 SH        SOLE                 14773    -      -
FLOWSERVE CORP                   COM            34354P105        141      1220 SH        SOLE                  1220    -      -
FLUOR CORP                       COM            343412102       1685     28067 SH        DEFINED              28067    -      -
FORD MOTOR CO                    COM PAR $0.01  345370860      25321   2029714 SH        DEFINED            2029714    -      -
FREEPORT-MCMORAN COPPER          COM            35671D857      11299    297040 SH        SOLE                297040    -      -
GAP INC                          COM            364760108        472     18050 SH        SOLE                 18050    -      -
GARMIN LTD                       SHS            H2906T109      23946    509700 SH        SOLE                509700    -      -
GENERAL ELECTRIC CO              COM            369604103       3130    155956 SH        DEFINED             155956    -      -
GENERAL MILLS INC                COM            370334104       7791    197500 SH        SOLE                197500    -      -
GILEAD SCIENCES INC              COM            375558103         31       640 SH        SOLE                   640    -      -
GOLDMAN SACHS GROUP              COM            38141G104       4413     35482 SH        DEFINED              35482    -      -
GOOGLE INC                       CL A           38259P508       1517      2365 SH        DEFINED               2365    -      -
HARSCO CORP                      COM            415864107        164      6990 SH        SOLE                  6990    -      -
HARTFORD FINL SVCS GRP           COM            416515104      19310    916051 SH        DEFINED             916051    -      -
HDFC BANK LTD                    ADR REPS 3 SHS 40415F101       1654     48500 SH        SOLE                 48500    -      -
HEWLETT PACKARD CO               COM            428236103      11467    481200 SH        SOLE                481200    -      -
HEINZ H J CO                     COM            423074103        101      1880 SH        SOLE                  1880    -      -
HOME DEPOT INC                   COM            437076102      19450    386600 SH        SOLE                386600    -      -
HUDSON CITY BANCORP INC          COM            443683107       1289    176244 SH        DEFINED             176244    -      -
INFOSYS LTD                      SPONSORED ADR  456788108       5994    105100 SH        SOLE                105100    -      -
INTEL CORP                       COM            458140100        374     13320 SH        SOLE                 13320    -      -
INTERCONTINENTALEXCHANGE INC     COM            45865V100        802      5839 SH        DEFINED               5839    -      -
INTL BUSINESS MACHINES CORP      COM            459200101        125       600 SH        SOLE                   600    -      -
JOHNSON & JOHNSON                COM            478160104       3050     46235 SH        DEFINED              46235    -      -
JOY GLOBAL INC                   COM            481165108          9       120 SH        SOLE                   120    -      -
JPMORGAN CHASE & CO              COM            46625H100      28975    630159 SH        DEFINED             630159    -      -
KEYCORP                          COM            493267108       1128    132736 SH        DEFINED             132736    -      -
KLA-TENCOR CORPORATION           COM            482480100      28973    532400 SH        SOLE                532400    -      -
KRAFT FOODS INC                  CL A           50075N104       2559     67317 SH        DEFINED              67317    -      -
L-3 COMMUNICATIONS HOLDINGS      COM            502424104         32       450 SH        SOLE                   450    -      -
LIMITED BRANDS INC               COM            532716107      16925    352600 SH        SOLE                352600    -      -
LSI CORP                         COM            502161102         65      7500 SH        SOLE                  7500    -      -
MARRIOTT INTERNATIONAL           CL A           571903202      24894    657700 SH        SOLE                657700    -      -
MARSH & MCLENNAN COS             COM            571748102         36      1100 SH        SOLE                  1100    -      -
MARVELL TECHNOLOGY GROUP         ORD            G5876H105        229     14530 SH        SOLE                 14530    -      -
MATTEL INC                       COM            577081102      15029    446500 SH        SOLE                446500    -      -
MCCORMICK & CO                   COM NON VTG    579780206         76      1400 SH        SOLE                     -    -   1400
METLIFE INC                      COM            59156R108         29       770 SH        SOLE                   770    -      -
MOLSON COORS BREWING CO          CL B           60871R209        320      7070 SH        SOLE                  7070    -      -
MONSANTO CO /NEW                 COM            61166W101       2333     29246 SH        DEFINED              29246    -      -
MORGAN STANLEY                   COM NEW        617446448      27651   1407900 SH        SOLE               1407900    -      -
NATIONAL OILWELL VARCO INC       COM            637071101      27378    344513 SH        DEFINED             344513    -      -
NEWELL RUBBERMAID INC            COM            651229106      20883   1172567 SH        DEFINED            1172567    -      -
NVIDIA CORP                      COM            67066G104       3195    207549 SH        DEFINED             207549    -      -
PEABODY ENERGY CORP              COM            704549104         92      3180 SH        SOLE                  3180    -      -
PEOPLES UNITED FINANCIAL         COM            712704105        248     18730 SH        SOLE                 18730    -      -
PERRIGO CO                       COM            714290103       1303     12608 SH        DEFINED              12608    -      -
PETSMART                         COM            716768106       2795     48849 SH        DEFINED              48849    -      -
PHILIP MORRIS INTERNATIONAL      COM            718172109       1985     22398 SH        DEFINED              22398    -      -
PIONEER NATURAL RESOURCES CO     COM            723787107       1450     12995 SH        DEFINED              12995    -      -
PNC FINANCIAL SERVICES GROUP     COM            693475105      20132    312178 SH        DEFINED             312178    -      -
PPL CORPORATION                  COM            69351T106         27       950 SH        SOLE                   950    -      -
PRICELINE COM INC                COM NEW        741503403         86       120 SH        SOLE                   120    -      -
PROCTER AND GAMBLE CO            COM            742718109       2703     40216 SH        DEFINED              40216    -      -
PROGRESSIVE CORP                 COM            743315103         47      2020 SH        SOLE                  2020    -      -
PULTE GROUP INC                  COM            745867101        295     33287 SH        SOLE                 33287    -      -
QUALCOMM INC                     COM            747525103       6478     95185 SH        DEFINED              95185    -      -
SALESFORCE COM INC               COM            79466L302       1739     11254 SH        DEFINED              11254    -      -
SANDISK CORP                     COM            80004C101       2931     59106 SH        DEFINED              59106    -      -
SCHLUMBERGER LTD                 COM            806857108      24606    351866 SH        DEFINED             351866    -      -
SEMPRA ENERGY                    COM            816851109         26       440 SH        SOLE                   440    -      -
SINA CORP                        ORD            G81477104        910     14000 SH        SOLE                 14000    -      -
SLM CORP                         COM            78442P106         32      2020 SH        SOLE                  2020    -      -
STARBUCKS CORP                   COM            855244109      22386    400537 SH        DEFINED             400537    -      -
STARWOOD HOTELS&RESORTS          COM            85590A401      15665    277700 SH        SOLE                277700    -      -
SYMANTEC CORP                    COM            871503108         57      3060 SH        SOLE                  3060    -      -
THE WALT DISNEY CO.              COM DISNEY     254687106        903     20617 SH        DEFINED              20617    -      -
THERMO FISHER SCIENTIFIC INC     COM            883556102        311      5520 SH        SOLE                  5520    -      -
TJX COMPANIES INC                COM            872540109       1015     25548 SH        DEFINED              25548    -      -
TORCHMARK CORP                   COM            891027104         54      1080 SH        SOLE                  1080    -      -
TRANSOCEAN LTD                   REG SHS        H8817H100         16       300 SH        SOLE                   300    -      -
TRW AUTOMOTIVE HOLDINGS CORP     COM            87264S106       3538     76160 SH        DEFINED              76160    -      -
ULTRA PETROLEUM CORP             COM            903914109         12       510 SH        SOLE                   510    -      -
UNITED TECHNOLOGIES CORP         COM            913017109         71       860 SH        SOLE                   860    -      -
US BANCORP                       COM NEW        902973304      21448    677013 SH        DEFINED             677013    -      -
VERIZON COMMUNICATIO             COM            92343V104      10537    275633 SH        DEFINED             275633    -      -
VMWARE INC                       CL A COM       928563402       4754     42303 SH        DEFINED              42303    -      -
WAL-MART STORES INC              COM            931142103        325      5310 SH        SOLE                  5310    -      -
WEATHERFORD INTL LTD             REG SHS        H27013103       1816    120357 SH        DEFINED             120357    -      -
WELLS FARGO & COMPANY            COM            949746101      31991    937059 SH        DEFINED             937059    -      -
WHIRLPOOL CORP                   COM            963320106       4530     58943 SH        DEFINED              58943    -      -
GRAINGER W W INC                 COM            384802104       3579     16661 SH        DEFINED              16661    -      -
XILINX INC                       COM            983919101         95      2600 SH        SOLE                  2600    -      -
YUM! BRANDS INC                  COM            988498101       8633    121280 SH        SOLE                121280    -      -